Note 3 - Summary of Significant Accounting Policies: (f) Property and Equipment, Net (Policies)	9 Months Ended
Sep. 30, 2015
Policies
(f) Property and Equipment, Net

(f)  Property and Equipment, Net

Property and equipment, net, is stated at cost less accumulated depreciation.  Depreciation is calculated using the straight line method over the estimated useful lives of the respective assets.  Maintenance and repairs are charged to operations as incurred.